Thrivent Multisector Bond Fund Investment Objectives and Goals - Thrivent Multisector Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Multisector Bond Fund Class S: IIINX | Class A: AAINX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Multisector Bond Fund (the "Fund") seeks a high level of current income, consistent with capital preservation.